Loans payable	12 Months Ended
Dec. 31, 2022
Borrowings [abstract]
Loans payable [Text Block]

10   Loans payable

Shareholder loans	December 31, 2022	December 31, 2021
Principal opening balance	$126,780	$127,320
Addition	325,056	-
Unrealized foreign exchange	8,660	(540)
Principal ending balance	460,496	$126,780

In September 2014, the Company received two loans from an independent shareholder that bear interest of 10% per annum, compounded monthly and were repayable on February 25, 2015. As these loans are past the repayment date they are now due on demand. During the year ended December 31, 2022, the Company received additional loans from a shareholder which are unsecured, non-interest bearing loans which are due on demand. As at December 31, 2022, total accrued interest was $183,169 (December 31, 2021 - $141,929) and was included in account payables and accrued liabilities.

Director loans	December 31, 2022	December 31, 2021
Principal opening balance	$343,796	$345,004
Repayment	(104,248)	-
Unrealized foreign exchange	18,194	(1,208)
Principal ending balance	$257,742	$343,796

The loans bear interest of between 10% and 12% per annum and are repayable at varying terms from on demand to January 2017. Any loan past repayment date is now due on demand. During the year ended December 31, 2022, $77,198 of the principal was settled in shares issued through the private placement. As at December 31, 2022, total interest accrued was $450,378 (December 31, 2021 - $429,535) and was included in account payables and accrued liabilities.

Executive loans	December 31, 2022	December 31, 2021
Principal opening balance	$87,186	$152,640
Addition loan	-	178,937
Net repayments	(119,281)	(244,391)
Unrealized foreign exchange	32,095	-
Principal ending balance	$-	$87,186

As at December 31, 2022, the Company had outstanding loans from the CEO and the CEO's spouse of $nil (December 31, 2021 - $87,186). The loans bore interest between 10% and 12% per annum and were repayable at varying terms from on-demand to November 2016. Any loan past repayment date was due on demand. As at December 31, 2022, total interest accrued was $116,147 (December 31, 2021 - $134,405) and was included in account payables and accrued liabilities.

Promissory note	December 31, 2022	December 31, 2021
Principal opening balance	$90,000	$221,250
Promissory settled by shares	(90,000)	(131,250)
Principal ending balance	$-	$90,000

During the year ended, December 31, 2020, an unexercised convertible debt instrument was re-classified as a loan payable. During the year ended December 31, 2020 an additional $56,250 was loaned to the Company. On April 22, 2021, the Company settled $131,250 of the promissory note in a shares for debt transaction. The total amount settled including interest was $165,497 in exchange for the issuance of 133,465 common shares and $15,000 in cash which was paid on April 22, 2021. During the year ended December 31, 2022, the Company settled $141,181 of the promissory note inclusive of interest in a private placement. As at December 31, 2022, the total accrued interest related to the debenture was $nil (December 31, 2021 - $10,987) and was included in account payables and accrued liabilities.